Commitments and contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies[Abstract]
Commitments and contingencies

12. Commitments and contingencies

The Group leases certain of its office properties under non-cancellable operating lease arrangements. Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases, and the terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

Commitments

Operating lease commitments

As of June 30, 2013, the Group had the following operating lease obligations falling due:

Amount
US$

July 1, 2013 - June 30, 2014	2,411,002
July 1, 2014 - June 30, 2015	1,996,130
July 1, 2015 - June 30, 2016	1,461,747
July 1, 2016 - June 30, 2017	100,126
July 1, 2017 and thereafter	150,189

Total	6,119,194

Other commitments

On October 23, 2012, the Group entered into a capital lease agreement to purchase a corporate aircraft. The capital lease will commence upon delivery of the corporate aircraft. The corporate aircraft was delivered on September 12, 2013. As of the capital lease commencement date, the Group will measure a capital lease asset and capital lease obligation at an amount equal to the present value of the minimum lease payments during the lease term, excluding the portion of the payments representing executory costs (such as insurance, maintenance, and taxes to be paid by the lessor) as well as any profit thereon. As of June 30, 2013, the Company is contractually committed to pay the following amounts:

Amount
US$
(Unaudited)
July 1, 2013 - June 30, 2014	3,627,428
July 1, 2014 - June 30, 2015	4,582,014
July 1, 2015 - June 30, 2016	4,582,014
July 1, 2016 - June 30, 2017	4,582,014
July 1, 2017 and thereafter	19,282,642

Total	36,656,112

As of June 30, 2013, the Group also had outstanding commitments under non-cancelable management and insurance contracts related to the corporate aircraft as follows:

Amount
US$
(Unaudited)
July 1, 2013 - June 30, 2014	763,510
July 1, 2014 - June 30, 2015	254,503

Total	1,018,013

As of June 30, 2013, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	145,723,296

Contingencies

As at June 30, 2013, the Group provided guarantees of US$1,016,943,176 (December 31, 2012: US$951,053,313), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group's properties where the underlying real estate ownership certificates can be provided to the banks only on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group's guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

In the prior years, the Company has settled the LAT for three of its projects based on the deemed profit method, which was approved by the local tax bureau. The Company believes that it is reasonably possible that in future periods, the federal tax bureau may conclude that the deemed profit method used by the Company in settling LAT for these three projects is not appropriate. Except the project of Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd., which liquidated on April 6, 2012, the estimated amount for the contingency of the other two projects is US$22.8 million.